EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	$ 266	$ 449
Prior service cost	(35)	(42)
Transition obligation		1
Total	231	408
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	19
Prior service cost	(6)
Total	13
Components of net periodic benefit cost
Service cost	31	26	23
Interest cost	40	42	44
Expected return on plan assets	(50)	(48)	(47)
Amortization of prior service cost	(7)	(6)	(4)
Amortization of actuarial loss	35	21	16
Net periodic benefit cost	49	35	32
Non-U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	765	867
Prior service cost	5	4
Total	770	871
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	41
Total	41
Components of net periodic benefit cost
Service cost	38	32	44
Interest cost	90	102	110
Expected return on plan assets	(124)	(133)	(140)
Amortization of prior service cost	1	(1)	(2)
Amortization of actuarial loss	49	28	21
Settlement loss	12	13
Special termination benefits	9		8
Net periodic benefit cost	75	41	41
U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	21	32
Prior service cost	(27)	(8)
Total	(6)	24
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	2
Prior service cost	(4)
Total	(2)
Components of net periodic benefit cost
Service cost	4	4	3
Interest cost	5	7	7
Amortization of prior service cost	(2)	(3)	(3)
Amortization of actuarial loss	2	2	2
Net periodic benefit cost	9	10	9
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss		1
Total		1
Components of net periodic benefit cost
Interest cost		1	1
Net periodic benefit cost		$ 1	$ 1